Description of Business (Tables)	12 Months Ended
Dec. 31, 2023
Description of Business [Abstract]
Schedule of Company's Wholly-Owned Subsidiaries	The Company is an investment holding company. The Company and its wholly-owned subsidiaries now comprising the Group are principally engaged in production and trading of primarily-processed teas and/or refined teas in the People’s Republic of China (“PRC”). Details of the Company’s wholly-owned subsidiaries are set out in below:
			Issued and	Percentage of ownership interest/voting power/profit sharing
	Place of incorporation	Date of incorporation/	paid up capital/ registered	As of December 31		At of date of	Principal
Name	and operation	establishment	capital	2022	2023	this report	activities
Wisdom Navigation Limited (“Wisdom Navigation”)	BVI	15 November 2018	USD100/ USD50,000	100%	100%	100%	Investment holding
East Asia Enterprise Limited	Hong Kong	8 October 2012	HK$10,000/ HK$10,000	100%	100%	100%	Investment holding
福建閩東紅茶業科技有限公司 Fujian Min Dong Hong Tea Industrial Technical Company Limited*	PRC	24 May 2013	HK$24,670,000/ HK$35,000,000	100%	100%	100%	Sales of refined teas
福建省青菁農業綜合開發有限公司 Fujian Qing Jing Agricultural Development Company Limited*	PRC	26 May 2008	RMB 3,060,000/ RMB 3,060,000	100%	100%	100%	Processing of tea leaves and wholesale primarily-processed teas

*:	The English names of these companies represent the best effort made by the directors of the Company to translate the Chinese names as these companies have not been registered with any official English names.